Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	35,000,000	35,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000	175,000,000
Common stock, shares issued	100,669,278	93,024,117	52,263,451
Common stock, shares outstanding	100,669,278	93,024,117	52,263,451